Schedule of exercise prices and share options outstanding (Details)	3 Months Ended
	Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	699,442	699,442	794,443
Weighted average exercise price	1 year 11 months 4 days
Number of exercisable stock options	699,442	699,442
Ranges of exercise prices for outstanding share options one [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.70
Number of outstanding stock options	528,510
Weighted average exercise price	2 years 10 days
Number of exercisable stock options	528,510
Ranges of exercise prices for outstanding share options two [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.80
Number of outstanding stock options	170,932
Weighted average exercise price	1 year 7 months 17 days
Number of exercisable stock options	170,932